Note 18 - Financial Instruments with Off-Balance Sheet Risk (Details) - Financial Instruments with Off-Balance Sheet Risk - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments to originate, fund or purchase loans:
Commitments to extend credit	$ 165,949	$ 141,578
Forward commitments	1,000	1,500
Family 1-4 Mortgages [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	4,292	1,204
Commercial Real Estate [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	18,834	24,956
Non-real Estate Commercial Loans [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	1,310	1,288
Undisbursed Balance of Loans Closed [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	44,082	25,875
Unused lines of Credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	96,354	86,714
Letters of Credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	1,077	1,541
Forward Commitments [Member]
Commitments to originate, fund or purchase loans:
Forward commitments	$ 8,071	$ 3,279